April 27, 2006


Securities and Exchange Commission
450 F Street NE
Washington, D.C.  20549


             RE: Van Kampen Unit Trusts, Municipal Series 478
                 File No. 333-111126     CIK #1246612

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent Post-Effective amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent Post-Effective amendment to the Registration Statement was filed electronically with the commission on April 24, 2006.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.